Discontinued Operation - Schedule of Revenues and Income from Discontinued Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenues and Income from Discontinued Operations [Abstract]
Net revenues	$ 23,287,088	$ 4,851,551
Cost of revenues	(22,785,394)	(4,621,665)
Gross profit	501,694	229,886
Operating expenses	5,582,294	969,378
Other income/(expenses).net	48,541	16,562
Loss before income tax	(5,032,059)	(722,930)
Income tax expense	729,740	180,733
Loss from discontinued operation, net of income tax	$ (4,302,319)	$ (542,197)